Leases (Details) - Schedule of Operating Leases ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
RMB [Member]
Leases (Details) - Schedule of Operating Leases [Line Items]
Operating lease right-of-use assets, net | ¥	¥ 21,656		¥ 19,250
Operating lease liabilities, current | ¥	1,750		1,696
Operating lease liabilities, non-current | ¥	¥ 5,980		¥ 4,789
Weighted average remaining lease terms	3 years 6 months 21 days	3 years 6 months 21 days	3 years 9 months 14 days
Weighted average discount rate	4.36%	4.36%	4.41%
US [Member]
Leases (Details) - Schedule of Operating Leases [Line Items]
Operating lease right-of-use assets, net | $		$ 3,050
Operating lease liabilities, current | $		246
Operating lease liabilities, non-current | $		$ 842
Weighted average remaining lease terms	2 years 9 months 29 days	2 years 9 months 29 days
Weighted average discount rate	4.25%	4.25%